Significant accounting policies	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Significant accounting policies

5 Significant accounting policies

The Group applied the following accounting policies consistently for all of the periods presented in these consolidated financial statements.

(a)Foreign currency and currency translation

The Group’s consolidated financial statements are presented based on the parent company’s functional currency. For each entity, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency. The Group uses the direct method of consolidation and on disposal of a foreign operation, the gain or loss that is reclassified to profit or loss reflects the amount that arises from using this method.

Transactions in foreign currency are translated into the respective entity’s functional currency at the spot rate prevailing on the date of the transaction.

The functional currency of each entity is the respective local currency, since the entities carry out their business activities independently from a financial, economic and organizational perspective.

Monetary assets and liabilities denominated in foreign currency are translated to the functional currency using the closing rate at the reporting date. Currency translation differences are recognized immediately through profit or loss. Non-monetary items denominated in a foreign currency that are measured at historical cost are not translated at the reporting date.

On consolidation, the assets and liabilities of foreign operations are translated into euros using the closing rate on the reporting date. Income and expenses of foreign operations are translated using the exchange rate prevailing on the date of the transaction or the annual average exchange rate. Equity is translated using historical rates until the entity is removed from the Group’s basis of consolidation. Any resulting currency translation differences are recorded in other comprehensive income and recognized under the currency translation reserve in equity if the exchange difference is not allocable to the non-controlling interests.

The exchange rates used are presented in the following table:

	Average rate			Closing rate
				Dec 31,	Dec 31,	Dec 31,
	2022	2021	2020	2022	2021	2020
USD (EUR 1)	1.05	1.13	1.14	1.07	1.13	1.23
AED (EUR 1)	3.87	4.15	4.21	3.94	4.17	4.50
INR (EUR 1)	82.69	85.18	84.57	88.17	84.23	89.66
CHF (EUR 1)	1.00	1.08	—	0.98	1.03	—
RSD (EUR 1)	117.46	117.39	—	117.33	117.27	—

(b)Revenues from contracts with customers

The Group provides pharmaceutical solutions and diagnostic tests, enabled by its knowledge and interpretation-based platform. Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services, usually on delivery of the goods.

(i)Pharmaceutical segment

The Group's contracts with customers relate to a variety of solutions provided to the Group's pharmaceutical partners in order to accelerate their development of treatments for rare diseases, including early patient recruitment and identification, epidemiological insights, biomarker discovery and patient monitoring. The collaboration agreements are structured on a fee per analysis basis, milestone basis, fixed fee basis, or a combination of these. In addition, some of the Group's contracts with its pharmaceutical partners also include sales of CentoCard filter cards for the collection of biological samples from patients.

The performance obligations in Pharmaceutical segment can either be satisfied over time or at a point in time depending on the structure of the collaborations, which are determined based on nature of the service provided, as detailed below.

-	Revenue from early patient recruitment and identification, epidemiological insights, biomarker discovery and patient monitoring is based on fee per analysis, milestone fees and fixed fees. The revenues from these solutions are recognized over time using an input method based on the work rendered in order to measure progress towards complete satisfaction of the services.
-	Revenue from the licensing of intellectual property for an unlimited period, usually in the structure of an upfront fee, is recognized at a point in time, when the right (or license) to use intellectual property is conveyed.
-	Revenues from the licensing of intellectual property for a certain period, being a right to access such intellectual property as defined in IFRS 15, is recognized over time over the licensing period.
-	Revenue from the sale of CentoCard filter cards is recognized at a point in time when the control of the CentoCard filter cards has transferred to the customer, which typically occurs on delivery.

(ii)Diagnostics segment

Revenues from the Group's Diagnostic segment are typically generated from genetic sequencing and diagnostics services that the Group provides to clients, who are typically physicians, laboratories or hospitals, either directly or through distributors. Revenues are based on a negotiated price per test or on the basis of agreements to provide certain testing volumes over defined periods. The Group has concluded that the services rendered in the Diagnostic segment comprise one performance obligation.

The performance obligation in the Diagnostics segment is recognized over time, using an input method to measure progress towards complete satisfaction of the service. In order to measure progress, the Group uses a standardized process which measures progress to completion by stages, consisting of (i) a preparation stage, (ii) a clarification stage, (iii) a sequencing stage, and (iv) an output stage. The percentages attributed to those stages are indicative of the cost incurred in performing the respective stage in relation to total cost.

Contract balances

(i)          Contract assets

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group satisfies a performance obligation by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional. Contract assets are subject to impairment assessment. Refer to accounting policies of impairment of financial assets in Note 5(n) “Financial instruments”.

(ii)         Trade receivables

A receivable represents the Group’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due). Refer to accounting policies of impairment of financial assets in Note 5(n) “Financial instruments”.

(iii)        Contract liabilities

A contract liability is the obligation to transfer goods or services to a customer for which the Group has received consideration or an amount of consideration is due from the customer (whichever is earlier). If a customer pays consideration before the Group transfers goods or services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Group performs under the contract.

(c)Finance income and finance costs

Interest income and expenses are recognized in the period which they relate to through profit or loss using the effective interest rate method.

(d)Current versus non-current classification

The Group presents assets and liabilities in the statement of financial position based on current/non-current classification. An asset is current when it is:

-	Expected to be realized or intended to be sold or consumed in the normal operating cycle
-	Held primarily for the purpose of trading
-	Expected to be realized within twelve months after the reporting period; or
-	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period

All other assets are classified as non-current.

A liability is current when:

-	It is expected to be settled in the normal operating cycle
-	It is held primarily for the purpose of trading
-	It is due to be settled within twelve months after the reporting period; or
-	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period

The terms of the liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.

The Group classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

(e)Intangible assets

Research and development

Expenses for research activities are recognized through profit or loss in the period in which they are incurred.

Development expenditures on an individual project are recognized as an intangible asset from the date the Group can demonstrate:

-	the product or process is technically and commercially feasible so that the asset will be available for use or sale
-	the Group has the ability and intention to use or sell the asset
-	a future economic benefit is probable
-	the Group has sufficient resources to complete the development and
-	the development costs can be measured reliably.

The Group’s research and development activities mainly relate to development of biomarkers where likelihood for future commercialization is probable, constant innovation for the Diagnostic and Pharmaceutical businesses with new or enhanced products, continuous improvement on the bioinformatics pipelines, AI capabilities and Medical Reporting automatization and IT driven solutions. With respect to biomarkers, the development stage is usually considered to be achieved when the target validation process is completed, and commercialization is probable. For the Diagnostics R&D the most important development is related to the launching in 2022 of multiomics referring to an integrative approach in biological research that involves the analysis of multiple omics datasets aiming to improve even further the precision of our diagnostic services. Regarding the innovation on bioinformatics, main efforts are put on enhancing the automatization of identification of disease-causing variants via variant prioritization and classification to speed up and improve diagnosis. In the realm of IT-driven solutions, there is a growing focus on automating data processing and analytics through cloud-based platforms.

Capitalized development costs are recognized at cost less accumulated amortization and any accumulated impairment losses. They are only amortized from the date the asset is ready for its intended use, which in the case of biomarkers is normally at the time the patent application for such biomarker is made. Amortization expense is recorded in cost of sales and research and development expenses.

Capitalized development costs which are still under development are tested for impairment annually and when circumstances indicate that the carrying value may be impaired.

Other intangible assets

Other intangible assets purchased by the Group with finite useful lives are recognized at cost less accumulated amortization and any accumulated impairment losses. Subsequent expenditure is only capitalized if it increases the future economic benefits of the respective asset.

Intangible assets are amortized over their estimated useful life using the straight-line method and assessed for impairment whenever there is an indication that the intangible asset may be impaired.

The estimated useful lives are as follows:

-	Software, patents and trademarks: 3-7 years
-	Capitalized development costs: 7 years

The useful lives and depreciation methods are reviewed annually to ensure that the methods and periods of depreciation are consistent with the expected economic benefit from the asset.

(f)Property, plant and equipment

Property, plant and equipment are carried at cost less any accumulated depreciation and any accumulated impairment losses.

The cost of property, plant and equipment comprises its purchase price including customs duties and non-refundable acquisition taxes, and proportionate VAT not deductible from input tax as well as any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Subsequent expenditure is only capitalized if it is probable that the future economic benefits associated with the expenditure will flow to the Group.

Depreciation is calculated over the estimated useful life using the straight-line method. The Group has assessed that none of its property, plant and equipment has a residual value. The estimated useful lives of significant property, plant and equipment are as follows:

-	Buildings: 12 years and
-	Plant and other equipment, furniture and fixtures: 2-15 years

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of comprehensive loss when the asset is derecognized.

The depreciation methods, useful lives and residual values are reviewed, and adjusted prospectively if appropriate, as of each reporting date.

Assets under construction are reported at cost and are allocated to property, plant and equipment until they are completed and put into operational use, from which point onwards they are depreciated.

(g)Leases

Group as a lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

(i)Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its lease term and the estimated useful lives, as follows:

-	Buildings: 33 years
-	Offices: 4 – 12 years and
-	Plant and other equipment, furniture and fixtures: 2-15 years

If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

The right-of-use assets are also subject to impairment. Refer to accounting policies of impairment of financial assets in Note 5(n) “Financial instruments”.

(ii)Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for leases reasonably certain to be terminated. The variable lease payments that do not depend on an index or a rate are recognized as expenses in the period during which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

(iii)Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value (i.e., below EUR 5k). Lease payments on short-term leases and leases of low-value assets are recognized as expenses on a straight-line basis over the lease term.

(iv)Sale and leaseback transactions

The Group applies IFRS 15 for determining if the transfer of an asset to the buyer (lessor) is to be accounted for as a sale of assets. After the sale of assets is concluded, the Group measures the right-of-use assets arising from the leaseback at the proportion of the previous carrying value of the asset that relates to the right of use retained by the Group. Accordingly, the Group recognizes only the amount of any gain or loss that relates to the rights transferred to the buyer (lessor).

If the fair value of the consideration for the sale of an asset does not equal the fair value of the asset, or if the payments for the leases are not at market rates, the Group makes the following adjustments to measure the sale proceeds at fair value:

●	any below-market terms shall be accounted for as a prepayment of lease payments
●	any above-market terms shall be accounted for as additional financing provided by the buyer-lessor to the seller-lessee.

(h)Impairment of non-financial assets

Property, plant and equipment and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Whenever the carrying amount of an asset exceeds its recoverable amount, an impairment loss is recognized in profit or loss. The recoverable amount is measured as the higher of fair value less costs to sell and value in use. Recoverable amounts are estimated either for individual assets or, if an individual asset does not generate cash flows independently of other assets, for the whole cash-generating unit.

(i)Inventories

Inventories are measured at the lower of cost and net realizable value. Inventories are recognized at cost based on the first in first out (FIFO) method.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

(j)Government grants

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. Grants that are intended to compensate the Group for expenses incurred are recognized through profit or loss in the period in which expenses are submitted and claimed.

Government grants which relate to an asset are initially recognized as deferred income at nominal amounts. They are subsequently released to profit or loss on a systematic basis over the expected useful life of the related asset.

The release of deferred income related to either type of grant is presented as other operating income (see Note 8.1).

(k)Share-based payments

Plan recipients (including senior executives and certain member of the Supervisory Board) of the Group receive remuneration in the form of share-based payments, whereby the recipients render services as consideration for equity instruments (equity-settled transactions) or settled in cash (cash-settled transactions).

Equity settled transactions

The cost of equity-settled transactions is determined by the fair value of the granted options when the grant is made, using a Black-Scholes or Monte Carlo simulation model, with further details given in Note 21.

The cost is recognized in employee benefits expense (see Note 8.4) or other relevant expenses, together with a corresponding increase in equity (capital reserves), over the period in which the service conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in profit or loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.

No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met. Where awards include a market or non-vesting condition, the transactions are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

If the terms and conditions of a cash-settled share-based payment transaction are modified with the result that it becomes an equity-settled share-based payment transaction, the transaction is accounted for as such from the date of the modification. Specifically, the equity-settled share-based payment transaction is measured by reference to the fair value of the equity instruments granted at the modification date and recognized in equity. The liability for the cash-settled share-based payment transaction as at the modification date is derecognized on that date. Any difference between the carrying amount of the liability derecognized and the amount of equity recognized on the modification date is recognized immediately in profit or loss.

Cash-settled transactions

A liability is recognized for the fair value of cash-settled transactions. The fair value is measured initially and at each reporting date up to and including the settlement date, with changes in fair value recognized in employee benefits expense (see Note 8.4). The fair value per option is determined using the Black-Scholes model, further details of which are given in Note 21. The fair value per option is then multiplied by the Group’s best estimate of the number of awards expected to vest and the portion of the expired vesting period (period in which the service conditions are fulfilled). The cumulative amount of expense recognized will be equal to the cash that is paid on settlement.

(l)Provisions, contingent assets and contingent liabilities

A provision is recognized when the Group has a present obligation (legal, contractual or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement misrecognized as a separate asset, but only when the reimbursement is virtually certain. The expense relating to a provision is presented in the profit or loss net of any reimbursement. Provisions are reviewed at each reporting date and adjusted to reflect the current best estimate.

If the requirements for recognizing a provision are not satisfied, the corresponding obligations are recorded as contingent liabilities unless the possibility of an outflow of resources embodying economic benefits is remote.

A contingent asset is a possible asset that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. The Group does not recognize a contingent asset. Contingent assets are disclosed in the notes if the inflow of economic benefits is probable, but not virtually certain. When the inflow of economic benefits becomes virtually certain, the asset is no longer contingent and its recognition is appropriate.

(m)Income taxes

Tax expense comprises current and deferred taxes. Current taxes and deferred taxes are recognized through profit or loss apart from deferred taxes related to items recognized outside profit or loss, in which case it is recognized in correlation to the underlying transaction either directly in equity or in other comprehensive income.

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.

Deferred taxes are set up for temporary differences between the carrying amounts of assets and liabilities for group financial reporting purposes at the reporting date and the amounts used for tax purposes. Deferred tax liabilities are recognized for all taxable temporary differences, except:

-

temporary differences arising from the initial recognition of assets or liabilities in the course of a business transaction that is not a business combination and does not affect either the accounting profit or the taxable profit or loss

-

temporary differences associated with investments in subsidiaries if the Group controls the timing of the reversal of the temporary differences, and it is probable that the differences will not reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates that have been enacted or substantively enacted at the reporting date.

Deferred tax assets and deferred tax liabilities are offset against each other if certain conditions are met.

(n)Financial instruments

(i) Financial assets

The Group’s financial assets principally consist of those accounted for as receivables, contract assets, financial assets at fair value through profit or loss and cash and cash equivalents.

Receivables and contract assets

Receivables, including contract assets, are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Contract assets and trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15. Refer to the accounting policies in note 5(b) “Revenues from contracts with customers”.

After initial recognition, receivables and contract assets are subsequently carried at amortized cost using the effective interest rate method less any impairment losses. Gains and losses are recognized in the profit or loss for the period when the assets are derecognized or impaired.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss.

A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

Derecognition

A financial asset or a part of a financial asset is derecognized when the Group no longer has the contractual rights to the asset or the right to receive cash flows from the asset have expired.

Impairment

The Group recognizes an allowance for expected credit losses (ECLs). ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate.

The Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Group considers a financial asset in default when contractual payments are 360 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Further disclosures relating to impairment of trade receivables, including contract assets, are in note 22.

(ii) Financial liabilities

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, loans and borrowings including bank overdrafts and derivative financial instruments, including warrant liabilities.

Loans and borrowings

Loans and borrowings are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method, taking into account any principal repayments and any discount or premium on acquisition and including transaction costs and fees that are an integral part of the effective interest rate.

Gains or losses are recognized through profit or loss at the time the liabilities are derecognized or disposed of.

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities designated upon initial recognition as at fair value through profit or loss. Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments. Gains or losses on liabilities held for trading are recognized in the statement of profit or loss. Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied.

Warrant liabilities

Warrants are classified as equity to the extent that they confer the right to purchase a fixed number of shares for a fixed exercise price. In the event that the exercise price or the numbers of shares to be issued are not deemed to be fixed, the warrants are classified as a non-current derivative financial liability. Since the exercise price of the warrants is determined in US dollars which is different from the Company’s functional currency, warrants are classified as liabilities. This liability is initially recognized at its fair value on the date the contract is entered into and subsequently accounted for at fair value through profit and loss (FVTPL) at each reporting date. As the warrants are classified as financial liabilities at FVTPL, the transaction costs are expensed in the consolidated statements of comprehensive loss.

Derecognition

A financial liability is derecognized when the obligation underlying the liability is discharged, canceled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized through profit or loss.

(o) Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and bank balances, including short-term, highly liquid investments that can be quickly converted into cash amounts. These have original maturities of three months or less and are subject to a low risk of fluctuation in value.